DWS Enhanced Commodity Strategy Fund Expense Example, No Redemption - DWS Enhanced Commodity Strategy Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 681
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,266
Expense Example, No Redemption, 10 Years	2,124
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	619
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	2,180
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	291
Expense Example, No Redemption, 5 Years	511
Expense Example, No Redemption, 10 Years	1,146
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	308
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,232
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	341
Expense Example, No Redemption, 5 Years	605
Expense Example, No Redemption, 10 Years	$ 1,359